SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total	$ 435,380	$ 279,351	$ 1,715,488	$ 1,089,920	$ 2,523,383	$ 3,531,199
M P A R [Member]
Product Information [Line Items]
Total	119,942	206,290	1,038,484	710,761	2,006,885	2,646,579
TAAP/OUD [Member]
Product Information [Line Items]
Total	$ 315,438	$ 73,061	$ 677,004	$ 379,159	$ 516,498	$ 884,620